As filed with the Securities and Exchange Commission on October 25, 2013

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

SSgA Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on _________________ pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)
☐	As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of October, 2013.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham*
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	October 25, 2013
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	October 25, 2013
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	October 25, 2013
David M. Kelly

/s/ Frank Nesvet*	Trustee	October 25, 2013
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	October 25, 2013
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	October 25, 2013
James E. Ross

/s/ Ellen M. Needham*	President and Principal Executive Officer	October 25, 2013
Ellen M. Needham

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	October 25, 2013
Chad C. Hallett

*By:	/s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSgA Master Trust (the “Trust”), has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the SSgA Active ETF Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on October 25, 2013.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham*
Ellen M. Needham President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on October 25, 2013.

SIGNATURE	TITLE

/s/ Bonny E. Boatman*	Trustee
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee
Dwight D. Churchill

/s/ David M. Kelly*	Trustee
David M. Kelly

/s/ Frank Nesvet*	Trustee
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee
James E. Ross

/s/ Ellen M. Needham*	President and Principal Executive Officer
Ellen M. Needham

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer
Chad C. Hallett

*By:	/s/ Christopher A. Madden
Christopher A. Madden As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase